Significant Accounting Policies - Summary of Advertising Business Exceeding (Detail) - Customer Concentration Risk [Member] - Accounts Receivable [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Customer A [Member]
Disclosure of Advertising and Promotional Service Providers [Line Items]
Concentration risk, percentage		48.30%
Customer B [Member]
Disclosure of Advertising and Promotional Service Providers [Line Items]
Concentration risk, percentage	68.30%	50.30%
Customer C [Member]
Disclosure of Advertising and Promotional Service Providers [Line Items]
Concentration risk, percentage	21.50%